Condensed Consolidated Statements of Operations and Comprehensive Loss (Q2) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues
Revenue		$ 618,698	$ 551,948
Costs and expenses
Cost of revenue	[1]	569,933	513,011
General and administrative expenses	[2]	52,915	42,723
Total costs and expenses		622,848	555,734
Income (Loss) from operations		(4,150)	(3,786)
Other income (expense)
Interest expense		(2,968)	(1,110)
Interest income		126	55
Other (expense) income, net		(4,380)	461
Income before income taxes		(11,372)	(4,380)
Income tax expense		0	0
Loss before equity in loss of affiliate		(11,372)	(4,380)
Equity in loss of affiliate		(219)	0
Net income (loss)		(11,591)	(4,380)
Other comprehensive income (loss):
Unrealized gains (losses) on marketable securities		88	(84)
Other comprehensive gain (loss)		88	(84)
Comprehensive income (loss)		(11,503)	(4,464)
Patient Service Revenue, Net [Member]
Revenues
Revenue		613,486	546,895
Other Revenue [Member]
Revenues
Revenue		5,212	5,053
Class A Units [Member]
Other income (expense)
Net income (loss)		$ (11,352)	$ (4,555)
Earnings (loss) per common unit:
Earnings (loss) per common unit, basic (in dollars per share)		$ (1,469)	$ (590)
Earnings (loss) per common unit, diluted (in dollars per share)		$ (1,469)	$ (590)
Weighted average units outstanding:
Weighted average units outstanding, basic (in shares)		7,725	7,725
Weighted average units outstanding, diluted (in shares)		7,725	7,725
Class A-1 Units [Member]
Other income (expense)
Net income (loss)		$ (566)	$ 175
Earnings (loss) per common unit:
Earnings (loss) per common unit, basic (in dollars per share)		$ (753)	$ 239
Earnings (loss) per common unit, diluted (in dollars per share)		$ (753)	$ 239
Weighted average units outstanding:
Weighted average units outstanding, basic (in shares)		752	730
Weighted average units outstanding, diluted (in shares)		752	730
Class C Units [Member]
Other income (expense)
Net income (loss)		$ 327	$ 0

[1]	Includes related party inventory expense of $500,569 and $446,594 for the six months ended June 30, 2023 and 2022, respectively
[2]	Includes related party rent of $1,358 and $1,358 for the six months ended June 30, 2023 and 2022, respectively